SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2024 CNY (¥)	Aug. 31, 2023 $ / shares	Apr. 26, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 16, 2024	Oct. 31, 2023 CNY (¥)	Oct. 08, 2023 CNY (¥)
SUBSEQUENT EVENTS
Repurchase of ordinary shares | ¥					¥ 5,150,628	¥ 1,319,796
Common stock, dividends, Per share | $ / shares		$ 0.057
Total consideration of lease payments | ¥					18,408,496				¥ 309,000	¥ 309,000
Maturity amount paid off | ¥					¥ 7,965,277	¥ 3,652,435	¥ 3,413,301
Purchase of land use right terms					40 years				40 years
Operating lease, percentage of consideration					50.00%
Total consideration amount | ¥					¥ 154,600
ADS
SUBSEQUENT EVENTS
Common stock, dividends, Per share | $ / shares		$ 0.171
Class A ordinary shares
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)			70,287,726
Subsequent Event
SUBSEQUENT EVENTS
Repurchase of ordinary shares | $			$ 323.7
Conversion ratio			1
Common stock, dividends, Per share | $ / shares				$ 0.117
Dividend payable | $				$ 400.0
Maturity amount paid off | ¥	¥ 154,600
Operating lease, percentage of consideration								50.00%
Subsequent Event | ADS
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)			23,429,242
Cancelled (in shares)			15,345,247
Common stock, dividends, Per share | $ / shares				$ 0.351
Subsequent Event | Class A ordinary shares
SUBSEQUENT EVENTS
Cancelled (in shares)			46,035,741
Subsequent Event | Class B ordinary shares
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares			1,859,585
Subsequent Event | Class B ordinary shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares			1,296,886
Subsequent Event | Class B ordinary shares | Mr. SHAN Yigang, an executive director
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares			562,699